Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill acquired	$ 43,000,000
Accumulated impairment losses, net	102,000,000	$ 102,000,000
Impairment loss of goodwill	0	0	$ 0
Automotive and Discrete Group (ADG) [Member]
Goodwill [Line Items]
Goodwill acquired	43,000,000
Automotive and Discrete Group (ADG) [Member] | Norstel AB [Member]
Goodwill [Line Items]
Goodwill acquired	43,000,000
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	96,000,000	96,000,000
Others [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	$ 6,000,000	$ 6,000,000